[Dechert LLP letterhead]

Via EDGAR

August 20, 2004

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Neuberger Berman Advisers Management Trust ("Registrant")
(File Nos. 811-4255 and 2-88566)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the Registrant that the forms of Prospectus and Statement of Additional Information relating to the High Income Bond Portfolio, an individual series of the Registrant, that would have been filed by the Registrant pursuant to Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 47 to the Registrant's Registration Statement which were filed and automatically went effective on August 16, 2004. The text of Post-Effective Amendment No. 47 was filed electronically.

Please direct any questions concerning this filing to the undersigned at (212) 698-3584 or Jeffrey S. Puretz at (202) 261-3358.

Sincerely,

/s/ Eric C. Griffith
Eric C. Griffith